Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2017
Accounts and Notes Receivable, Net [Abstract]
Schedule of accounts and notes receivable and allowance for doubtful accounts
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Accounts receivable	$3,601	$4,595
Less: allowance for doubtful accounts	(277)	(352)
Accounts receivable, net	3,324	4,243
Notes receivable	75
Total accounts and notes receivable	$3,399	$4,243

Schedule of analysis of allowance for the doubtful accounts
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Balance at the beginning of the year	$(352)	$(369)
Bad debt expense	75	8
Write offs	-	9
Balance at the end of the year	$(277)	$(352)